Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
Bloomberg US Treasury Inflation Protected Securities (TIPS) Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.84%	1.87%	2.24%
A
Prospectus [Line Items]
Average Annual Return, Percent		(3.10%)	0.36%	1.34%
C
Prospectus [Line Items]
Average Annual Return, Percent		(0.24%)	0.53%	1.20%
IS
Prospectus [Line Items]
Average Annual Return, Percent		1.71%	1.54%	2.06%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.17%	0.05%	0.93%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.01%	0.56%	1.10%
R6
Prospectus [Line Items]
Average Annual Return, Percent		1.82%	1.56%	2.07%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate, taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.
[2]	The Bloomberg US Treasury Inflation Protected Securities (TIPS) Index is a market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury.